LONG-TERM NOTES (Narrative) (Details) - QCELLS HK [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 16, 2013	Dec. 31, 2016
2013 Notes [Member]
Debt Instrument [Line Items]
Notes issued	$ 100
Notes maturity period	3 years
Notes interest rate description		The 2013 Notes bear interests at a floating rate indexed to three-month LIBOR plus a margin of 2.23% per annum.
Notes payment terms		Interests are payable on a quarterly basis from April 15, 2013 to January 15, 2016
Notes frequency of periodic payment		quarterly
Notes maturity date		Jan. 15, 2016
2016 Notes [Member]
Debt Instrument [Line Items]
Notes issued		$ 100
Notes maturity period		3 years
Notes interest rate description		The 2016 Notes bear interests at a floating rate indexed to three-month LIBOR plus a margin of 2.9% per annum.
Notes payment terms		Interests are payable on a quarterly basis from April 11, 2016 to January 11, 2019
Notes frequency of periodic payment		quarterly
Notes maturity date		Jan. 11, 2019